Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,099	$ 1,039
Accumulated Amortization	662	586
Development in Progress	130	59
Total	567	512
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,094	1,033
Accumulated Amortization	657	581
Development in Progress	130	59
Total	567	511
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	6
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 1